Prospectus Supplement

June 17, 2016

The Universal Institutional Funds, Inc.

Supplement dated June 17, 2016 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2016

Emerging Markets Equity Portfolio (Class I)
(the "Portfolio")

Effective June 30, 2016, Morgan Stanley Investment Management Limited will no longer be a Sub-Adviser to the Portfolio and Ana Cristina Piedrahita will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective June 30, 2016, all references to Morgan Stanley Investment Management Limited and Ms. Piedrahita will be removed from the Portfolio's Prospectus.

Please retain this supplement for future reference.

Prospectus Supplement

June 17, 2016

The Universal Institutional Funds, Inc.

Supplement dated June 17, 2016 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2016

Emerging Markets Equity Portfolio (Class II)
(the "Portfolio")

Effective June 30, 2016, Morgan Stanley Investment Management Limited will no longer be a Sub-Adviser to the Portfolio and Ana Cristina Piedrahita will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective June 30, 2016, all references to Morgan Stanley Investment Management Limited and Ms. Piedrahita will be removed from the Portfolio's Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 17, 2016

The Universal Institutional Fund, Inc.

Supplement dated June 17, 2016 to The Universal Institutional Funds, Inc. (the "Fund") Statement of Additional Information dated April 29, 2016

Core Plus Fixed Income Portfolio

Emerging Markets Debt Portfolio

Emerging Markets Equity Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Real Estate Portfolio

Global Strategist Portfolio

Growth Portfolio

Mid Cap Growth Portfolio

Small Company Growth Portfolio

U.S. Real Estate Portfolio

Effective June 30, 2016, Morgan Stanley Investment Management Limited will no longer be a Sub-Adviser to the Emerging Markets Equity Portfolio and Ana Cristina Piedrahita will no longer serve as a portfolio manager to the Emerging Markets Equity Portfolio. Accordingly, effective June 30, 2016, all references to Morgan Stanley Investment Management Limited and Ms. Piedrahita will be removed from the Fund's Statement of Additional Information with respect to the Emerging Markets Equity Portfolio.

The second paragraph under the section of the Statement of Additional Information entitled "Net Asset Value" is hereby deleted and replaced with the following:

Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities generally are valued at their market value. In the calculation of a Portfolio's NAV: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; and (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the latest reported sale price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from the relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. When market quotations are not readily available, including circumstances under which it is determined by the Adviser and/or Sub-Advisers, as applicable, that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Please retain this supplement for future reference.